Long-term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Long-term Debt
(10) Long-term Debt
Long-term debt consists of the following at June 30, 2020 and December 31, 2019:

	June 30, 2020
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$598,339	$12,697	$585,642
Accounts Receivable Securitization Program	—	667	(667)
5% Senior Subordinated Notes	535,000	2,786	532,214
5 3/4% Senior Notes	653,988	7,171	646,817
4 7/8% Senior Notes	400,000	5,790	394,210
4% Senior Notes	400,000	5,610	394,390
3 3/4% Senior Notes	600,000	8,394	591,606
Other notes with various rates and terms	11,687	—	11,687

	3,199,014	43,115	3,155,899
Less current maturities	(9,120)	—	(9,120)

Long-term debt, excluding current maturities	$3,189,894	$43,115	$3,146,779

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

Senior Credit Facility
On February 6, 2020, Lamar Media entered into a Fourth Amended and Restated Credit Agreement (the “Fourth Amended and Restated Credit Agreement”) with certain of Lamar Media’s subsidiaries as guarantors,
JPMorgan Chase Bank, N.A. as administrative agent and the lenders party thereto, under which the parties agreed to amend and restate Lamar Media’s existing senior credit facility. The Fourth Amended and Restated Credit Agreement amended and restated the Third Amended and Restated Credit Agreement dated as of May 15, 2017, as amended (the “Third Amended and Restated Credit Agreement”).
The new senior credit facility, as established by the Fourth Amended and Restated Credit Agreement (the “senior credit facility”), consists of (i) a new $750,000 senior secured revolving credit facility which will mature on February 6, 2025 (the “revolving credit facility”), (ii) a new $600,000 Term B loan facility (the “Term B loans”) which will mature on February 6, 2027, and (iii) an incremental facility (the “Incremental Facility”) pursuant to which Lamar Media may incur additional term loan tranches or increase its revolving credit facility subject to a pro forma secured debt ratio of 4.50 to 1.00, as well as certain other conditions including lender approval. Lamar Media borrowed all $600,000 in Term B loans on February 6, 2020. The entire amount of the Term B loans will be payable at maturity. The net proceeds from the Term B loans, together with borrowing under the revolving portion of the senior credit facility and a portion of the proceeds of the issuance of the 3 3/4% Senior Notes due 2028 and 4% Senior Notes due 2030 (both as described below), were used to repay all outstanding amounts under the Third Amended and Restated Credit Agreement, and all revolving commitments under that facility were terminated. As a result of refinancing our credit facility the Company incurred a loss on debt extinguishment of $5,608 for the six months ended June 30, 2020.
The Term B loans mature on February 6, 2027 with no required amortization payments. The Term B loans bear interest at rates based on the Adjusted LIBO Rate (“Eurodollar term loans”) or the Adjusted Base Rate (“Base Rate term loans”), at Lamar Media’s option. Eurodollar Term B loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 1.50%. Base Rate Term B loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 0.50%.
The revolving credit facility bears interest at rates based on the Adjusted LIBO Rate (“Eurodollar revolving loans”) or the Adjusted Base Rate (“Base Rate revolving loans”), at Lamar Media’s option. Eurodollar revolving loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 1.50% (or the Adjusted LIBO Rate plus 1.25% at any time the Total Debt Ratio is less than or equal to 3.25 to 1). Base Rate revolving loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 0.50% (or the Adjusted Base Rate plus 0.25% at any time the total debt ratio is less than or equal to 3.25 to 1). The guarantees, covenants, events of default and other terms of the senior credit facility apply to the Term B loans and revolving credit facility.
As of June 30, 2020, there were no borrowings outstanding under the revolving credit facility. Availability under the revolving credit facility is reduced by the amount of any letters of credit outstanding. Lamar Media had $12,784 in letters of credit outstanding as of June 30, 2020 resulting in $737,216 of availability under its revolving credit facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to its maturity on February 6, 2025.
The terms of Lamar Media’s senior credit facility and the indentures relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.
The senior credit facility contains provisions that allow Lamar Media to conduct its affairs in a manner that allows Lamar Advertising to qualify and remain qualified as a REIT, including by allowing Lamar Media to make distributions to Lamar Advertising required for the Company to qualify and remain qualified for taxation as a REIT, subject to certain restrictions.
Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s senior credit facility, the Company must maintain a specified secured debt ratio as long as a revolving credit commitment, revolving loan or letter of credit remains outstanding, and in addition, must satisfy a total debt ratio in order to incur debt, make distributions or make certain investments.
Lamar Advertising and Lamar Media were in compliance with all of the terms of their indentures and the senior credit facility provisions during the periods presented.
Accounts Receivable Securitization Program
On December 18, 2018, Lamar Media entered into a $175,000 Receivable Financing Agreement (the “Accounts Receivable Securitization Program”) with its wholly-owned special purpose entities, Lamar QRS Receivables, LLC and Lamar TRS Receivables, LLC (the “Special Purpose Subsidiaries”) maturing on December 17, 2021. The Accounts Receivable Securitization Program is limited to the availability of eligible accounts receivable collateralizing the borrowings under the agreements governing the Accounts Receivable Securitization Program.
Pursuant to two separate Purchase and Sale Agreements dated December 18, 2018, each of which is among Lamar Media as initial Servicer, certain of Lamar Media’s subsidiaries and a Special Purpose Subsidiary, the subsidiaries sold substantially all of their existing and future accounts receivable balances to the Special Purpose Subsidiaries. The Special Purpose Subsidiaries use the accounts receivable balances to collateralize loans pursuant to the Accounts Receivable Securitization Program. Lamar Media retains the responsibility of servicing the accounts receivable balances pledged as collateral under the Accounts Receivable Securitization Program and provides a performance guaranty.
On June 30, 2020, Lamar Media and the Special Purpose Subsidiaries entered into the Third Amendment (the “Amendment”) to the Receivables Financing Agreement dated December 18, 2018. The Amendment increases the maximum three month average Delinquency Ratio, Dilution Ratio and Days’ Sales Outstanding to 11.00% (from 8.00%), 7.00% (from 4.00%) and 75 days (from 65 days), respectively, for each of the months of June, July and August 2020. The Amendment does not modify any other financial covenant. Additionally, the Amendment establishes a new Minimum Funding Threshold, which requires the Special Purpose Subsidiaries to maintain minimum borrowings under the Accounts Receivable Securitization Program on any day equal to the lesser of (i) 50.00% of the aggregate Commitment of all Lenders or (ii) the Borrowing Base, though the Special Purpose Subsidiaries have the right to borrow less than the Minimum Funding Threshold during certain periods prior to December 21, 2020 at their election.
As of June 30, 2020 there was no outstanding aggregate borrowings under the Accounts Receivable Securitization Program. Lamar Media had $171,810 available for borrowing under the Accounts Receivable

Securitization Program as of June 30, 2020. The commitment fees based on the amount of unused commitments under the Accounts Receivable Securitization Program were immaterial during the six months ended June 30, 2020.
The Accounts Receivable Securitization Program is accounted for as a collateralized financing activity, rather than a sale of assets, and therefore: (i) accounts receivable balances pledged as collateral are presented as assets and the borrowings are presented as liabilities on our Condensed Consolidated Balance Sheets, (ii) our Condensed Consolidated Statements of Income and Comprehensive Income reflect the associated charges for bad debt expense (a component of general and administrative expenses) related to the pledged accounts receivable and interest expense associated with the collateralized borrowings and (iii) receipts from customers related to the underlying accounts receivable are reflected as operating cash flows and borrowings and repayments under the collateralized loans are reflected as financing cash flows within our Condensed Consolidated Statements of Cash Flows.
5% Senior Subordinated Notes
On October 30, 2012, Lamar Media completed an institutional private placement of $535,000 aggregate principal amount of 5% Senior Subordinated Notes due 2023 (the “5% Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $527,100.
Lamar Media may redeem the 5% Notes, in whole or in part, in cash at redemption prices specified in the 5% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5% Notes at a price equal to 101% of the principal amount of the 5% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
5 3/8% Senior Notes
On January 10, 2014, Lamar Media completed an institutional private placement of $510,000 aggregate principal amount of 5 3/8% Senior Notes due 2024 (the “5 3/8% Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $502,300. The Company used the proceeds from the 4% Senior Notes and 3 3/4% Senior Notes to redeem in full all of the 5 3/8% Notes on February 20, 2020 at a redemption price of 101% of the aggregate principal amounts of the outstanding 5 3/8% Notes, plus accrued and unpaid interest up to but not including the redemption date. In conjunction with the redemption, the Company recorded a loss on debt extinguishment of $12,576, of which $9,139 was cash, for the period ended June 30, 2020.
5 3/4% Senior Notes
On January 28, 2016, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 5 3/4% Senior Notes due 2026 (the “5 3/4% Notes”). The institutional private placement on January 28, 2016 resulted in net proceeds to Lamar Media of approximately $394,500.
On February 1, 2019, Lamar Media completed an institutional private placement of an additional $250,000 aggregate principal amount under its 5 3/4% Notes (the “New Notes”). Other than with respect to the date of issuance, issue price and CUSIP number, the New Notes have the same terms as the 5 3/4% Notes. The net proceeds after underwriting fees and expenses, was approximately $251,500 and were used to repay a portion of the borrowings outstanding under the revolving credit facility.
At any time prior to February 1, 2021, Lamar Media may redeem some or all of the 5 3/4% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon plus a make-whole premium. On or after February 1, 2021, Lamar Media may redeem the 5 3/4% Notes, in whole or in part, in cash at redemption prices specified in the 5 3/4% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 3/4% Notes at a price equal to 101% of the principal amount of the 5 3/4% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
4% Senior Notes
On February 6, 2020, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 4% Senior Notes due 2030 (the “4% Notes”). The institutional private placement on February 6, 2020 resulted in net proceeds to Lamar Media of approximately $395,000.
Lamar Media may redeem up to 40% of the aggregate principal amount of the 4% Notes, at any time and from time to time, at a price equal to 104% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 15, 2023, provided that following the redemption, at least 60% of the 4% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to February 15, 2025, Lamar Media may redeem some or all of the 4% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after February 15, 2025, Lamar Media may redeem the 4% Notes, in whole or in part, in cash at redemption prices specified in the 4% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 4% Notes at a price equal to 101% of the principal amount of the 4% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
3 3/4% Senior Notes
On February 6, 2020, Lamar Media completed an institutional private placement of $600,000 aggregate principal amount of
3 3/4
% Senior Notes due 2028 (the “3 3/4% Notes”). The institutional private placement on February 6, 2020 resulted in net proceeds to Lamar Media of approximately $592,500.
Lamar Media may redeem up to 40% of the aggregate principal amount of 3 3/4% Notes, at any time and from time to time, at a price equal to 103.75% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 15, 2023, provided that following the redemption, at least 60% of the 3 3/4% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to February 15, 2023, Lamar Media may redeem some or all of the 3 3/4% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after February 15, 2023, Lamar Media may redeem the 3 3/4% Notes, in whole or in part, in cash at redemption prices specified in the 3 3/4% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 3 3/4% Notes at a price equal to 101% of the principal amount of the 3 3/4% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
4 7/8% Senior Notes
On May 13, 2020, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 4 7/8% Senior Notes due 2029 (the “4 7/8% Notes”). The institutional private placement on May 13, 2020 resulted in net proceeds to Lamar Media of approximately $395,000.
Lamar Media may redeem up to 40% of the aggregate principal amount of the 4 7/8% Notes, at any time and from time to time, at a price equal to 104.875% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before May 15, 2023, provided that following the redemption, at least 60% of the 4 7/8% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to January 15, 2024, Lamar Media may redeem some or all of the 4 7/8% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after January 15, 2024, Lamar Media may redeem the 4 7/8% Notes, in whole or in part, in cash at redemption prices specified in the 4 7/8% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 4 7/8% Notes at a price equal to 101% of the principal amount of the 4 7/8% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
Debt Repurchase Program
On March 16, 2020, the Company’s Board of Directors authorized Lamar Media to repurchase up to $250,000 outstanding senior or senior subordinated notes and other indebtedness outstanding from time to time under its Fourth Amended and Restated Credit Agreement. The repurchase program will expire on September 30, 2021 unless extended by the Board of Directors. There were no repurchases under the program as of June 30, 2020.

(9) Long-term Debt
Long-term debt consists of the following at December 31, 2019 and 2018:

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

	December 31, 2018
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,291,088	$11,576	$1,279,512
Accounts Receivable Securitization Program	175,000	1,168	173,832
5% Senior Subordinated Notes	535,000	4,104	530,896
5 3/8% Senior Notes	510,000	4,262	505,738
5 3/4% Senior Notes	400,000	4,754	395,246
Other notes with various rates and terms	3,464	—	3,464

	2,914,552	25,864	2,888,688
Less current maturities	(209,365)	(5,245)	(204,120)

Long-term debt, excluding current maturities	$2,705,187	$20,619	$2,684,568

Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2020	$232,595	$6,081	$226,514
2021	$74,487	$6,205	$68,282
2022	$426,971	$4,677	$422,294
2023	$541,989	$3,480	$538,509
2024	$517,008	$2,216	$514,792
Later years	$1,211,482	$1,755	$1,209,727
Senior Credit Facility
Lamar Media’s Third Amended and Restated Credit Agreement dated as of May 15, 2017 (as amended, the “senior credit facility”) originally consisted of (i) a $450,000 senior secured revolving credit facility which will mature on May 15, 2022 (the “revolving credit facility”), (ii) a $450,000 Term A loan facility (the “Term A loans”) which will mature on May 15, 2022, and (iii) an incremental facility pursuant to which Lamar Media may incur additional term loan tranches or increase its revolving credit facility subject to pro forma compliance with the secured debt ratio financial maintenance covenant (the “Incremental Facility”). Lamar Media borrowed all $450,000 in Term A loans on May 15, 2017. The net proceeds of the Term A loans, together with borrowing under the revolving portion of senior credit facility and cash on hand, were used to repay all outstanding amounts under the existing senior credit facility, and all revolving commitments under that facility were terminated.
On March 16, 2018, Lamar Media entered into Amendment No. 1 to the Third Amended and Restated Credit Agreement dated May 15, 2017, which amended the existing senior credit facility to establish a new $600,000 Term B Loan Facility (the “Term B loan”), which will mature on March 16, 2025. Lamar Media borrowed the full amount of the Term B loan on March 16, 2018. The proceeds from the Term B loan, together with available cash on hand were used to redeem in full Lamar Media’s 5 7/8% Senior Subordinated Notes due 2022.
On January 17, 2019, Lamar Media entered into an incremental amendment to the senior credit facility to include $100,000 in additional revolving commitments, thereby increasing the total borrowing capacity under the revolving credit facility to $550,000.
As of December 31, 2019, the senior credit facility consisted of (i) the revolving credit facility, (ii) the Term A loans, (iii) the Term B loans and (iv) the Incremental Facility.
The Term A loans mature on May 15, 2022 and the Term B loans mature on March 16, 2025. The remaining quarterly installments are scheduled to be paid on each March 31, June 30, September 30 and December 31 as follows:

Principal Payment Date	Term A	Term B
March, 31 2020-June 30, 2020	$8,438	$1,500
September 30, 2020-March 31, 2022	$16,875	$1,500
Term A Loan Maturity May 15, 2022	$253,125	$—
June 30, 2022-December 31, 2024	$—	$1,500
Term B Loan Maturity March 16, 2025	$—	$559,500
The Term loans bear interest at rates based on the Adjusted LIBO Rate (“Eurodollar term loans”) or the Adjusted Base Rate (“Base Rate term loans”), at Lamar Media’s option. Eurodollar term loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 1.75%; (or the Adjusted LIBO Rate plus 1.50% at any time the Total Debt Ratio is less than or equal to 3.25 to 1 for Term A loans only). Base Rate term loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 0.75% (or the Adjusted Base Rate plus 0.50% at any time the Total Debt Ratio is less than or equal to 3.25 to 1 for Term A loans only). The revolving credit facility bears interest at rates based on the Adjusted LIBO Rate (“Eurodollar revolving loans”) or the Adjusted Base Rate (“Base Rate revolving loans”), at Lamar Media’s option. Eurodollar revolving loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 2.25% (or the Adjusted LIBO Rate plus 2.00% at any time the Total Debt Ratio is less than or equal to 4.25 to 1; or the Adjusted LIBO Rate plus 1.75% at any time the Total Debt Ratio is less than or equal to 3.00 to 1). Base Rate revolving Loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 1.25% (or the Adjusted Base Rate plus 1.0% at any time the total debt ratio is less than or equal to 4.25 to 1, or the Adjusted Base Rate plus 0.75% at any time the Total Debt Ratio is less than or equal to 3.00 to 1). The guarantees, covenants, events of default and other terms of the senior credit facility apply to the Term A and B loans and revolving credit facility.
As of December 31, 2019, there was $150,000 outstanding under the revolving credit facility. Availability under the revolving facility is reduced by the amount of any letters of credit outstanding. Lamar Media had $12,709 letters of credit outstanding as of December 31, 2019 resulting in $387,291 of availability under its revolving facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to its maturity on May 15, 2022.
The terms of Lamar Media’s senior credit facility and the indentures relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;
•	make investments; and

•	pay dividends.
The senior credit facility contains provisions that would allow Lamar Media to conduct its affairs in a manner that would allow Lamar Advertising to qualify and remain qualified as a REIT, including by allowing Lamar Media to make distributions to Lamar Advertising required for the Company to qualify and remain qualified for taxation as a REIT, subject to certain restrictions.
Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s senior credit facility the Company must maintain a specified senior debt ratio at all times and in addition, must satisfy a total debt ratio in order to incur debt, make distributions or make certain investments.
Lamar Advertising and Lamar Media were in compliance with all of the terms of their indentures and the applicable senior credit agreement provisions during the periods presented.
Accounts Receivable Securitization Program
On December 18, 2018 Lamar Media entered into a $175,000 Receivable Financing Agreement (the “AR Program”) with its wholly-owned special purpose entities, Lamar QRS Receivables, LLC and Lamar TRS Receivables, LLC (the “Special Purpose Subsidiaries”) maturing on December 17, 2021. The AR Program is limited to the availability of eligible accounts receivable collateralizing the borrowings under the agreements governing the AR Program.
Pursuant to two separate Purchase and Sale Agreements dated December 18, 2018, each of which is among Lamar Media as initial Servicer, certain of Lamar Media’s subsidiaries and a Special Purpose Subsidiary, the subsidiaries sold substantially all of their existing and future accounts receivable balances to the Special Purpose Subsidiaries. The Special Purpose Subsidiaries use the accounts receivable balances to collateralize loans pursuant to the AR Program. Lamar Media retains the responsibility of servicing the accounts receivable balances pledged as collateral under the AR Program and provides a performance guaranty.
As of December 31, 2019 there was $175,000 outstanding on the AR Program bearing interest at approximately 3.3%. Proceeds from the AR Program were used primarily to repay outstanding amounts under our revolving credit facility. The commitment fee based on the amount of unused commitments under the AR Program was immaterial in 2019.
The AR Program is accounted for as a collateralized financing activity, rather than a sale of assets, and therefore: (i) accounts receivable balances pledged as collateral are presented as assets and the borrowings are presented as liabilities on our Consolidated Balance Sheets, (ii) our Consolidated Statements of Income and Comprehensive Income reflect the associated charges for bad debt expense (a component of general and administrative expenses) related to the pledged accounts receivable and interest expense associated with the collateralized borrowings and (iii) receipts from customers related to the underlying accounts receivable are reflected as operating cash flows and borrowings and repayments under the collateralized loans are reflected as financing cash flows within our Consolidated Statements of Cash Flows.
5 7/8% Senior Subordinated Notes
On February 9, 2012, Lamar Media completed an institutional private placement of $500,000 aggregate principal amount of 5 7/8% Senior Subordinated Notes, due 2022 (the “5 7/8% Senior Subordinated Notes”). The
institutional private placement resulted in net proceeds to Lamar Media of approximately $489,000. The Company used the proceeds from the Term B loans to redeem all of the 5 7/8% Notes on March 19, 2018 at a redemption price of 101.958% of the aggregate principal amount of the outstanding 5 7/8% Notes, plus accrued and unpaid interest up to but not including the redemption date. In conjunction with the redemption the Company recorded a loss on debt extinguishment of $15,429, of which $9,790 was cash, for the year ended December 31, 2018.
5% Senior Subordinated Notes
On October 30, 2012, Lamar Media completed an institutional private placement of $535,000 aggregate principal amount of 5% Senior Subordinated Notes due 2023 (the “5% Senior Subordinated Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $527,100.
Lamar Media may redeem the 5% Senior Subordinated Notes, in whole or in part, in cash at redemption prices specified in the 5% Senior Subordinated Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5% Senior Subordinated Notes at a price equal to 101% of the principal amount of the 5% Senior Subordinated Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
5 3/8% Senior Notes
On January 10, 2014, Lamar Media completed an institutional private placement of $510,000 aggregate principal amount of 5 3/8% Senior Notes due 2024 (the “5 3/8% Senior Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $502,300.
Lamar Media may redeem the 5 3/8% Senior Notes, in whole or in part, in cash at redemption prices specified in the 5 3/8% Senior Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 3/8% Senior Notes at a price equal to 101% of the principal amount of the 5 3/8% Senior Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
5 3/4% Senior Notes
On January 28, 2016, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 5 3/4% Senior Notes due 2026 (the “5 3/4 % Senior Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $394,500.
On February 1, 2019, Lamar Media completed an institutional private placement of an additional $250,000 aggregate principal amount under its 5 3/4% Notes (the “New Notes”). Other than with respect to the date of issuance, issue price and CUSIP number, the New Notes have the same terms as the 5 3/4% Notes. The net proceeds after underwriting fees and expenses, was approximately $251,500 and were used to repay a portion of the borrowings outstanding under the revolving credit facility.
At any time prior to February 1, 2021, Lamar Media may redeem some or all of the 5 3/4% Senior Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon plus a make-whole premium. On or after February 1, 2021, Lamar Media may redeem the 5 3/4% Senior Notes, in whole or in part, in cash at redemption prices specified in the 5 3/4% Senior Notes. In addition, if the Company or Lamar

Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 3/4% Senior Notes at a price equal to 101% of the principal amount of the 5 3/4% Senior Notes, plus accrued and unpaid interest, up to but not including the repurchase date.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Long-term Debt
(5) Long-term Debt
Long-term debt consists of the following at December 31, 2019 and 2018:

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

	December 31, 2018
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,291,088	$11,576	$1,279,512
Accounts Receivable Securitization Program	175,000	1,168	173,832
5% Senior Subordinated Notes	535,000	4,104	530,896
5 3/8% Senior Notes	510,000	4,262	505,738
5 3/4% Senior Notes	400,000	4,754	395,246
Other notes with various rates and terms	3,464	—	3,464

	2,914,552	25,864	2,888,688
Less current maturities	(209,365)	(5,245)	(204,120)

Long-term debt, excluding current maturities	$2,705,187	$20,619	$2,684,568

Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2020	$232,595	$6,081	$226,514
2021	$74,487	$6,205	$68,282
2022	$426,971	$4,677	$422,294
2023	$541,989	$3,480	$538,509
2024	$517,008	$2,216	$514,792
Later years	$1,211,482	$1,755	$1,209,727